Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 15,156	$ 16,958
Restricted cash	1,699	1,934
Accounts receivable, net	2,984	2,643
Inventories	4,904	599
Other current assets	3,942	2,903
Prepaid expenses	310	100
Total current assets	28,995	25,137
Non-current assets
Vessels, net	394,844	342,693
Intangible assets	15,674	25,350
Deferred drydock and special survey costs, net	12,940	11,386
Balance due from related parties, non-current	8,195	7,862
Other long-term assets	1,099	1,099
Total non-current assets	432,752	388,390
Total assets	461,747	413,527
Current liabilities
Accounts payable	2,403	3,574
Accrued expenses	2,044	2,302
Deferred income and cash received in advance	1,292	2,152
Balance due to related parties, current	7,638	4,065
Financial liability short term, net of deferred finance costs	8,339	7,665
Current portion of long-term debt, net of deferred finance costs	43,680	27,626
Total current liabilities	65,396	47,384
Non-current liabilities
Long-term financial liability, net of current portion and net of deferred finance costs	74,053	78,100
Long-term debt, net of current portion and net of deferred finance costs	139,324	105,570
Total non-current liabilities	213,377	183,670
Total liabilities	278,773	231,054
Commitment and contingencies
Partners' capital
Common unit holders —34,603,100 common units issued and outstanding at June 30, 2019 and December 31, 2018	182,974	182,473
Total Partners’ capital	182,974	182,473
Total liabilities and Partners’ capital	$ 461,747	$ 413,527